INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 14:-    INCOME TAXES

The Company's subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.Corporate tax in Israel:

The Israeli corporate tax rate was 23% for the years ended December 31, 2022, 2021 and 2020.

However, the effective tax rate payable by a company that qualifies as an Industrial Company that derives income from an Approved Enterprise, a Beneficiary Enterprise, a Preferred Enterprise, a Preferred Technological Enterprise or a Special Preferred Technological Enterprise (as discussed below) may be considerably less. Real capital gains derived by an Israeli company are subject to the prevailing corporate tax rate in the year of sale.

b.Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2022	2021	2020

Domestic	$(486,294)	$(72,066)	$(153,173)
Foreign	18,451	19,059	1,295

Loss before taxes on income	$(467,843)	$(53,007)	$(151,878)

c.Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:
NOTE 14:-    INCOME TAXES (Cont.)

	December 31,
	2022	2021
Deferred tax assets:

Net operating loss carryforward	$15,050	$11,015
Operating lease liabilities	28,790	18,806
Research and development expenses carryforward	40,330	33,913
Share-based compensation	42,553	28,452
Depreciation differences	489	1,296
Accrued employees costs	4,198	4,546
Tax advances	63	1,241
Other	1,573	1,635

Deferred tax assets	133,046	100,904

Valuation allowance	(96,969)	(78,790)

Deferred tax liabilities:

Unrealized gains on marketable and other equity securities	14,032	72,626
Property and equipment	1,934	1,900
Operating lease ROU assets	28,289	17,136
Acquired Intangible assets (1)	2,525	2,936
Other	4,214	319

Deferred tax liabilities	$50,994	$94,917

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term liabilities	$14,917	$72,803
NOTE 14:-    INCOME TAXES (Cont.)

(1)In 2021, the Company completed an intra-entity transfer from US to Israel of certain intangible property (“IP”) rights associated with subsidiaries’ technology platform. This transfer resulted in income for US tax purposes of approximately $8,152 in 2021. As a result of the IP transfer, the Company utilized NOLs and consequently released the valuation allowance.

The Company has provided valuation allowances in respect of all net deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets.

d.Income taxes are comprised as follows:

	Year ended December 31,
	2022	2021	2020

Current	$14,917	$10,621	$(535)
Deferred	(57,897)	53,581	15,524

	$(42,980)	$64,202	$14,989

Domestic	$(55,456)	$59,053	$16,193
Foreign	12,476	5,149	(1,204)

	$(42,980)	$64,202	$14,989
NOTE 14:-    INCOME TAXES (Cont.)

e.A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2022	2021	2020

Loss before taxes on income	$(467,843)	$(53,007)	$(151,878)

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	(107,604)	(12,192)	(34,932)

Deferred tax assets for which valuation allowance was provided	18,179	40,520	29,485
Share-based compensation	3,132	(2,245)	(5,529)
Permanent differences	939	(1,202)	627
Tax adjustment in respect of different tax rate of foreign subsidiary	1,859	4,171	345
Preferred enterprise benefits	39,108	37,001	23,700
Rate change impact	—	—	(57)
Intra-entity intellectual property transfer	—	(3,913)	—
different tax rate	—	—	372
Prior years	(2,375)	—	—
Uncertain tax positions	3,894	416	—
Other	(112)	1,646	978

Income tax expense	$(42,980)	$64,202	$14,989

f.Net operating loss carryforward:

As of December 31, 2022, the Company had carryforward operating losses totaling approximately $123,490, of which $88,544 is attributed to Israel and can be carried forward indefinitely.
NOTE 14:-    INCOME TAXES (Cont.)

g.The Law for the Encouragement of Capital Investments, 1959 (the "Law"):

On April 1, 2005, an amendment to the Investment Law came into effect (the "Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as an Approved Enterprise, such as provisions generally requiring that at least 25% of the Approved Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

According to the law, the Company is entitled to various tax benefits by virtue of the "Beneficiary Enterprise" status granted to part of its enterprises, defined by this law.

During 2010, the Company applied to the Israeli Tax Authorities ("ITA") to receive "Beneficiary Enterprise" status and elect 2009 as year of election.

During 2011, the Company received a tax decision from the ITA that approves its request for "Beneficiary Enterprise" status and 2009 as its year of election.

In addition, during 2013, the Company had submitted a notification to the Israeli Tax Authorities ("ITA") and elect 2012 as year of election. Under the Investment Law and its Amendment and according to the tax decision, the Company is entitled to various tax benefits, defined by this law, under the "Alternative Benefits" track as a Beneficiary Enterprise.

Pursuant to the beneficiary program, the Company is entitled to a tax benefit period of seven to ten years on income derived from this program as follows: the Company is fully tax exempted for a period of the first two years and for the remaining five to eight subsequent years is subject to tax at a rate of 10% - 25% (based on the percentage of foreign ownership of the Company).

The duration of tax benefits is subject to a limitation of the earlier of 7 years from the Commencement Year, or 12 years from the first day of the Year of Election.
NOTE 14:-    INCOME TAXES (Cont.)

Through December 31, 2022, the Company had not generated income under the provision of the new law.
In January 2022, the Company notified the ITA that it waived the Beneficiary Enterprise status starting from the 2022 tax year and thereafter.
In December 2010, the Israeli Parliament passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Investment Law, effective as of January 1, 2011(the 2011 Amendment).

The 2011 Amendment canceled the availability of the benefits granted to companies under the Investment Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its “Preferred Enterprise” (as such terms are defined in the Investment Law) as of January 1, 2011. Similar to a “Beneficiary Company,” a Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions (including a minimum threshold of 25% export). However, under this new legislation the requirement for a minimum investment in productive assets was cancelled.

Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate tax rate of 16% and 9% in 2014 and thereafter. Dividends paid out of income attributed to a Preferred Enterprise during 2014 and thereafter are generally subject to withholding tax at the rate of 20% or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax is required to be withheld (however, if afterward distributed to individuals or non-Israeli company a withholding of 20% or such lower rate as may be provided in an applicable tax treaty, will apply).

The 2011 Amendment also provided transitional provisions to address companies already enjoying existing tax benefits under the Investment Law. These transitional provisions provide, among other things, that unless an irrevocable request is made to apply the provisions of the Investment Law as amended in 2011 with respect to income to be derived as of January 1, 2011: (i) the terms and benefits included in any certificate of approval that was granted to an Approved Enterprise which chose to receive grants and certain tax benefits under the Grant Track before the 2011 Amendment became effective will remain subject to the provisions of the Investment Law as in effect on the date of such approval, and subject to certain conditions; and (ii) terms and benefits included in any certificate of approval that was granted to an Approved Enterprise under the Alternative Track before the 2011 Amendment became effective will remain subject to the provisions of the Investment Law as in effect on the date of such approval, provided that certain conditions are met; and (iii) a Beneficiary Enterprise can elect to continue to benefit from the benefits provided to it before the 2011 Amendment came into effect, provided that certain conditions are met.
NOTE 14:-    INCOME TAXES (Cont.)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2018 and 2019 Budget Years), 2016 which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The new tax tracks under the Amendment are as follows: Preferred Technological Enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A Preferred Technological Enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%). These corporate tax rates shall apply only with respect to the portion of income attributed to the intellectual property located in Israel.

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to regulations that were published by the Minister of Finance on May 1, 2017.
In January 2022, the Company notified the ITA that it waived the Beneficiary Enterprise status starting from the 2022 tax year and thereafter.

The Company evaluated the effect of the adoption of the Amendment 73 and it generally meets the conditions for tax benefits as a “Preferred Technological Enterprise.” Accordingly, if the Company generates taxable income in Israel, it should be subject to tax at the rate of 12%.

i.Tax benefits for research and development:

Israeli tax law (section 20a to the Israeli Tax Ordinance) allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the Company's business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. As for expenses incurred in scientific research that is not approved by the relevant Israeli government
NOTE 14:-    INCOME TAXES (Cont.)

ministry, they will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the above mentioned benefit for the majority of its research and development expenses. From time to time, the Company may apply to the Innovation Authority for approval to allow a tax deduction for all research and development expenses during the year incurred. There can be no assurance that such application will be accepted.

h.Tax reform in the U.S.:

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% in 2018, repealed the corporate alternative minimum tax, and requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign-sourced earnings.

The Company calculates an effective rate by computing the effective state tax rate and adding the expected federal statutory rate with a reduction for the federal benefit of the state tax expense.

The Company remeasured all U.S. deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 22%.

i.Tax assessments:

In Israel, the Company has final income tax assessments through tax year 2017. In the US, the Company has final assessments through the tax year 2018. Withholding tax assessments – the Company is under withholding tax audit for years 2016-2019. 2016 is under court orders. The company examine the assessments alongside with its lawyers and will try to reach a settlement. 2017-2019 is under stage B. The main issues that were raised by the Israeli Tax Authorities (ITA) relates to welfare of employees, company events, transportation (shuttles) etc.
NOTE 14:-    INCOME TAXES (Cont.)

j.Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2022	2021	2020

Opening balance	$5,669	$1,811	$2,030
Increases (decrease) related to previous and current year tax positions	(2,331)	3,858	(219)

Closing balance	$3,338	$5,669	$1,811